Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Future Minimum Payments Receivable [Line Items]
2014	$ 84,918
2015	78,346
2016	66,993
2017	66,506
2018 and thereafter	29,510
Total future minimum lease payments receivable	$ 326,273	$ 252,616